----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:       3235-0570
                                                    Expires: September 31, 2007
                                                    Estimated average burden
                                                    hours per response:    19.4
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-05090
                                    811-05089
                                    811-05091

         Tactical Growth and Income Stock Account For Variable Annuities

             Tactical Short Term Bond Account For Variable Annuities

            Tactical Aggressive Stock Account for Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6894

                   Date of fiscal year end: December 31, 2005

                     Date of reporting period: June 30, 2005

ITEM 1.     REPORT(S) TO STOCKHOLDERS.




SEMI-ANNUAL REPORTS

JUNE 30, 2005













                           TACTICAL GROWTH AND INCOME
                           STOCK ACCOUNT FOR VARIABLE ANNUITIES

                           TACTICAL SHORT-TERM
                           BOND ACCOUNT FOR VARIABLE ANNUITIES

                           TACTICAL AGGRESSIVE
                           STOCK ACCOUNT FOR VARIABLE ANNUITIES





















   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Cityplace
   Hartford, CT  06103

[TIMCO LOGO]        The  Travelers   Investment   Management  Company  ("TIMCO")
                    provides  equity  management  and advisory  services for the
                    following   Travelers  Life  &  Annuity  Variable   Products
                    Separate  Accounts  ("Accounts")  contained  in this report:
                    Tactical  Growth  and  Income  Stock  Account  for  Variable
                    Annuities,  Tactical  Short-Term  Bond  Account for Variable
                    Annuities and Tactical Aggressive Stock Account for Variable
                    Annuities.

                                TABLE OF CONTENTS



                                                                            PAGE
--------------------------------------------------------------------------------

TACTICAL GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE
ANNUITIES...................................................................   1

TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE
ANNUITIES...................................................................  13

TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE
ANNUITIES...................................................................  22

BOARD OF MANAGERS AND
OFFICERS....................................................................  34

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2005

ASSETS:
  Investment securities, at fair value (cost $106,308,862) ......   $116,130,806
  Cash ..........................................................          1,114
  Receivables:
    Dividends ...................................................        132,095
    Investment securities sold ..................................        264,044
    Purchase payments and transfers from other funding options ..         57,797
  Other assets ..................................................             37
                                                                    ------------

      Total Assets ..............................................    116,585,893
                                                                    ------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ..         26,763
    Investment management and advisory fees .....................          6,206
    Variation on futures margin .................................         22,200
    Asset Allocation fees .......................................         23,993
    Insurance charges ...........................................         23,993
  Accrued liabilities ...........................................            205
                                                                    ------------

      Total Liabilities .........................................        103,360
                                                                    ------------

NET ASSETS: .....................................................   $116,482,533
                                                                    ============



                        See Notes to Financial Statements

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME:
  Dividends ........................................................................................... $    796,962
  Interest ............................................................................................       77,221
                                                                                                        ------------
    Total income ......................................................................................                $    874,183

EXPENSES:
  Asset Allocation fees ...............................................................................      620,546
  Investment management and advisory fees .............................................................      160,498
  Insurance charges ...................................................................................      620,546
                                                                                                        ------------

    Total expenses ....................................................................................                   1,401,590
                                                                                                                       ------------

      Net investment income (loss) ....................................................................                    (527,407)
                                                                                                                       ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ..........................................................   22,509,675
    Cost of investment securities sold ................................................................   21,900,724
                                                                                                        ------------

      Net Realized gain (loss) ........................................................................                     608,951

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2005 ...........................................................    9,821,944
    Unrealized gain (loss) at December 31, 2004 .......................................................   10,966,838
                                                                                                        ------------

      Net change in unrealized gain (loss) for the period .............................................                  (1,144,894)
                                                                                                                       ------------

        Net realized gain (loss) and change in unrealized gain (loss) .................................                    (535,943)
                                                                                                                       ------------

  Net increase (decrease) in net assets resulting from operations .....................................                $ (1,063,350)
                                                                                                                       ============



                        See Notes to Financial Statements

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                   ENDED               YEAR ENDED
                                                                                                  JUNE 30,             DECEMBER 31,
                                                                                                   2005                   2004
                                                                                                   ----                   ----
                                                                                                (UNAUDITED)
OPERATIONS:
  Net investment income (loss) .........................................................        $    (527,407)        $    (688,733)
  Net realized gain (loss) from investment security transactions .......................              608,951             6,538,029
  Net change in unrealized gain (loss) on investment securities ........................           (1,144,894)            2,916,126
                                                                                                -------------         -------------

    Net increase (decrease) in net assets resulting from operations ....................           (1,063,350)            8,765,422
                                                                                                -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 1,382,584 and 2,286,630 units, respectively) ........................            5,660,631             8,937,059
  Participant transfers from other funding options
    (applicable to 361,369 and 537,536 units, respectively) ............................            1,483,481             2,101,426
  Asset allocation transfers from other allocation options
    (applicable to 6,480,657 and 9,036,676 units, respectively) ........................           25,864,931            35,740,121
  Administrative charges
    (applicable to 24,743 and 43,558 units, respectively) ..............................             (101,753)             (176,885)
  Contract surrenders
    (applicable to 1,143,748 and 2,166,200 units, respectively) ........................           (4,678,584)           (8,477,361)
  Participant transfers to other funding options
    (applicable to 577,656 and 1,620,771 units, respectively) ..........................           (2,364,947)           (6,538,362)
  Asset allocation transfers to other allocation options
    (applicable to 3,644,995 units) ....................................................                   --           (15,320,926)
  Other payments to participants
    (applicable to 84,594 and 40,361 units, respectively) ..............................             (344,435)             (157,432)
                                                                                                -------------         -------------

  Net increase (decrease) in net assets resulting from unit transactions ...............           25,519,324            16,107,640
                                                                                                -------------         -------------

    Net increase (decrease) in net assets ..............................................           24,455,974            24,873,062

NET ASSETS:
  Beginning of period ..................................................................           92,026,559            67,153,497
                                                                                                -------------         -------------

  End of period ........................................................................        $ 116,482,533         $  92,026,559
                                                                                                =============         =============



                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES

    Tactical Growth and Income Stock Account for Variable Annuities ("Account TGIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account TGIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

    The following is a summary of significant accounting policies consistently followed by Account TGIS in the preparation of its financial statements.

    SECURITY VALUATION Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

    SECURITY TRANSACTIONS Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    FUTURES CONTRACTS Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

    OPTIONS Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TGIS at June 30, 2005.

    REPURCHASE AGREEMENTS When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TGIS at June 30, 2005.

    FEDERAL INCOME TAXES The operations of Account TGIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under the existing federal income tax law no taxes are payable on the investment income and capital gains of Account TGIS. Account TGIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $37,597,855 and $13,047,543, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $9,139,704 and $9,548,000, respectively, for the six months ended June 30, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

    At June 30, 2005, Account TGIS held 12 open S&P 500 Stock Index futures contracts expiring in September, 2005. The underlying face value, or notional value, of these contracts at June 30, amounted to $3,586,500. In connection with these contracts, short-term investments with a par value of $300,000 had been pledged as margin deposits.

    Net realized gains (losses) resulting from futures contracts were ($85,868) and $363,927 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for June 30, 2005 is shown on the Statement of Assets and Liabilities as a payable for variation on futures margin.

3.  CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TGIS's average net assets. These fees are paid to the Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

    An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TGIS is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TGIS.

    Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

    For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $ 44,915 and $ 78,688 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                                   UNIT
                                                     UNITS         VALUE      NET ASSETS
                                                   ----------   -----------  ------------
Total M&E and Rider Charges 1.25%, 3.5% AIR        28,329,231   $     4.112  $116,482,518
Total M&E and Rider Charges 1.25%, 3.0% AIR                14         1.060            15
                                                                             ------------

Net Contract Owners' Equity ...............                                  $116,482,533
                                                                             ============


Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.


5.  SUPPLEMENTARY INFORMATION
    (Selected data for a unit outstanding throughout each period.)

                                                                    SIX
                                                                   MONTHS
Total M&E and Rider Charges 1.25%, 3.5% AIR                         ENDED                FOR THE YEARS ENDED DECEMBER 31,
                                                                   JUNE 30,        (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                  ----------  ------------------------------------------------------
                                                                     2005         2004       2003      2002       2001     2000
                                                                     ----         ----       ----      ----       ----     ----
SELECTED PER UNIT DATA:
    Total investment income ....................................  $     .036    $   .073   $   .056  $   .052   $   .064  $   .094
    Operating expenses .........................................        .057        .110       .094      .097       .117      .145
                                                                  ----------    --------   --------  --------   --------  --------

    Net investment income (loss) ...............................       (.021)      (.037)     (.038)    (.045)     (.053)    (.051)

    Unit value at beginning of period ..........................       4.195       3.818      3.057     3.914      4.679     5.394
    Net realized and change in unrealized gains (losses) .......       (.062)       .414       .799     (.812)     (.712)    (.664)
                                                                  ----------    --------   --------  --------   --------  --------

    Unit value at end of period ................................  $    4.112    $  4.195   $  3.818  $  3.057   $  3.914  $  4.679
                                                                  ==========    ========   ========  ========   ========  ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................  $     (.08)   $    .38   $    .76  $   (.86)  $   (.77) $   (.72)
    Ratio of operating expenses to average net assets* .........        2.82%       2.82%      2.82%     2.82%      2.82%     2.82%
    Ratio of net investment income (loss) to average net assets*       (1.07)%     (0.96)%    (1.14)%   (1.27)%    (1.30)%   (0.98)%
    Number of units outstanding at end of period (thousands) ...      28,329      21,935     17,590    39,162     38,818    27,691
    Portfolio turnover rate ....................................         14%         67%        68%       84%        59%       59%


 * Annualized

    (Selected data for a unit outstanding throughout each period.)

Total M&E and Rider Charges 1.25%, 3.0% AIR                       FROM MARCH 28,
                                                                 2005 (INCEPTION
                                                                     DATE) TO
                                                                      JUNE 30,
                                                                 ---------------
                                                                       2005
                                                                       ----
SELECTED PER UNIT DATA:
    Total investment income ......................................   $  .005
    Operating expenses ...........................................      .008
                                                                     -------

    Net investment income (loss) .................................     (.003)

    Unit value at beginning of period ............................     1.045
    Net realized and change in unrealized gains (losses) .........      .018
                                                                     -------

    Unit value at end of period ..................................   $ 1.060
                                                                     =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ........................   $   .02
    Ratio of operating expenses to average net assets* ...........      2.82%
    Ratio of net investment income (loss) to average net assets* .     (1.05)%
    Number of units outstanding at end of period (thousands)** ...        --
    Portfolio turnover rate ......................................        14%

 * Annualized

** Unit Balance rounds to less than 1,000 units


6. SUBSEQUENT EVENTS

On June 24, 2005, Citigroup Inc. ("Citigroup") announced that it had signed a definitive agreement, effective July 1, 2005, under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. ("Legg Mason"). As part of this transaction, TGIS's investment adviser, TIMCO, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later in 2005.

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. ("Citigroup") including The Company, The Travelers Life and Annuity Company, a wholly owned subsidiary of The Company and certain other domestic insurance companies of Citigroup and substantially all of the Citigroup's international businesses for $11.8 billion.

TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                         SUMMARY OF HOLDINGS (UNAUDITED)
                                  JUNE 30, 2005

                                                 % of net
                                                  assets
                                                -----------
COMMON STOCK
 Technology                                           14.2
 Banking                                               7.7
 Pharmaceuticals                                       7.3
 Insurance                                             5.9
 Retail                                                5.7
 Conglomerates                                         5.1
 Consumer                                              4.5
 Intergrated Energy                                    4.3
 Telecommunications                                    3.7
 Brokerage                                             3.2
 Healthcare                                            2.6
 Food                                                  2.5
 Medical Supplies                                      2.0
 Multimedia                                            2.0
 Finance                                               1.9
 Oil Companies                                         1.8
 Beverage                                              1.7
 Electric Utilities                                    1.6
 Utilities                                             1.6
 Transportation Services                               1.3
 Tobacco                                               1.2
 Independent Energy                                    1.1
 Capital Goods                                         1.0
 Integrated Energy                                     1.0
 United States Agency Securities                       1.0
 Aerospace                                             0.9
 Automotive                                            0.9
 Entertainment                                         0.9
 Metals                                                0.9
 Services                                              0.9
 Chemicals                                             0.8
 Defense                                               0.8
 Home Construction                                     0.7
 Paper                                                 0.7
 Lodging                                               0.6
 Media Non-Cable                                       0.5
 Machinery                                             0.4
 Biotechnology                                         0.3
 Building Materials                                    0.2
                                                ----------
TOTAL COMMON STOCK                                    95.4
                                                ----------

SHORT-TERM INVESTMENTS
 Commercial Paper                                      4.0
 United States Treasury                                0.3
                                                ----------
TOTAL SHORT-TERM                                       4.3
                                                ----------

TOTAL INVESTMENTS                                     99.7
                                                ----------

OTHER ASSETS AND LIABILITIES                           0.3
                                                ----------

TOTAL NET ASSETS                                     100.0
                                                ==========

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2005

                                    NO. OF          FAIR
                                    SHARES          VALUE
                                 ------------     ----------
COMMON STOCK (95.4%)

AEROSPACE (0.9%)
 Boeing Co.                            6,282       $414,612
 General Dynamics Corp.                5,642        618,025
                                                  ---------
                                                  1,032,637
                                                  ---------
AUTOMOTIVE (0.9%)
 General Motors Corp.                  5,874        199,716
 Harley-Davidson                       3,073        152,421
 Oshkosh Truck                         2,862        224,037
 PACCAR Inc.                           7,571        514,677
                                                  ---------
                                                  1,090,851
                                                  ---------
BANKING (7.7%)
 Bank of America Corp.                50,220      2,290,534
 Capital One Financial Corp.           9,170        733,692
 Comerica, Inc.                        5,018        290,040
 First Horizon National                   51          2,152
 JP Morgan Chase & Co.                48,010      1,695,713
 KeyCorp                               4,615        152,987
 Marshall & Ilsley Corp.               3,964        176,200
 MBNA Corp.                            4,361        114,084
 National City Corp.                  14,367        490,202
 Providian Financial Corp.            13,444        237,018
 U.S. Bancorp                         14,921        435,693
 Wachovia Corp.                       23,334      1,157,366
 Washington Mutual, Inc.               2,863        116,495
 Wells Fargo & Co.                    17,841      1,098,649
                                                  ---------
                                                  8,990,825
                                                  ---------
BEVERAGE (1.7%)
 Coca-Cola Co.                        17,619        735,593
 Coca-Cola Enterprises Inc.           15,870        349,299
 PepsiCo, Inc.                        17,043        919,129
                                                  ---------
                                                  2,004,021
                                                  ---------
BIOTECHNOLOGY (0.3%)
 Genentech Inc. (A)                    4,338        348,255
                                                  ---------
BROKERAGE (3.2%)
 Bear Stearns Companies                7,794        810,108
 Franklin Resources, Inc.              3,076        236,790
 Goldman Sachs Group Inc.              7,353        750,153
 Lehman Brothers Holdings Inc.         6,483        643,632
 Merrill Lynch & Co. Inc.             10,267        564,788
 Morgan Stanley                       12,910        677,388
                                                  ---------
                                                  3,682,859
                                                  ---------
BUILDING MATERIALS (0.2%)
 Masco Corp.                           7,817       $248,268
                                                  ---------
CAPITAL GOODS (1.0%)
 Danaher Corp.                         9,575        501,156
 Deere & Co.                           7,627        499,492
 Eaton Corp.                           2,140        128,186
                                                  ---------
                                                  1,128,834
                                                  ---------
CHEMICALS (0.8%)
 Dow Chemical                         12,171        541,975
 E.I. du Pont de Nemours & Co.         4,559        196,083
 Monsanto Co.                          2,685        168,806
                                                  ---------
                                                    906,864
                                                  ---------
CONGLOMERATES (5.1%)
 3M Co.                                5,564        402,277
 General Electric Co.                107,526      3,725,776
 Honeywell International, Inc.         8,782        321,685
 Parker-Hannifin                       4,974        308,438
 Tyco International Ltd.              21,956        641,115
 United Technologies Corp.            10,562        542,359
                                                  ---------
                                                  5,941,650
                                                  ---------
CONSUMER (4.5%)
 Ball Corp.                            4,730        170,091
 Black & Decker Corp.                    885         79,517
 Colgate-Palmolive Co.                 3,523        175,833
 Eastman Kodak                        10,013        268,849
 Energizer Holdings, Inc. (A)          2,800        174,076
 Fortune Brands                        5,915        525,252
 Gillette Co.                          5,156        261,048
 Mattel, Inc.                         13,381        244,872
 Miller Herman, Inc.                   7,301        225,199
 Molson Coors Brewing Co. (Class B)    3,715        230,330
 NIKE, Inc. (Class B)                  8,537        739,304
 Pactiv Corp. (A)                     11,011        237,617
 Procter & Gamble Co.                 25,934      1,368,019
 Reebok International                  6,410        268,130
 Sealed Air Corp. (A)                  5,898        293,661
                                                  ---------
                                                  5,261,798
                                                  ---------
DEFENSE (0.8%)
 Lockheed Martin Corp.                 6,527        423,406
 Northrop Grumman Corp.                8,506        469,957
                                                  ---------
                                                    893,363
                                                  ---------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                    NO. OF          FAIR
                                    SHARES          VALUE
                                 ------------     ----------
ELECTRIC UTILITIES (1.6%)
 American Electric Power              13,920       $513,230
 Edison International                 10,357        419,976
 FirstEnergy Corp.                    11,837        569,478
 Public Service Enterprise
 Group                                 2,980        181,244
 Southern Co.                          6,082        210,863
                                                  ---------
                                                  1,894,791
                                                  ---------
ENTERTAINMENT (0.9%)
 The Walt Disney Co.                  32,379        815,303
 Viacom, Inc. (Class B)                8,483        271,626
                                                  ---------
                                                  1,086,929
                                                  ---------
FINANCE (1.9%)
 American Express Co.                 15,697        835,551
 CIT Group Holdings, Inc.              9,141        392,789
 Countrywide Financial                11,704        451,891
 E*Trade Financial Corp. (A)          20,198        282,570
 Principal Financial Group             6,498        272,266
                                                  ---------
                                                  2,235,067
                                                  ---------
FOOD (2.5%)
 Applebee's International, Inc.        8,337        220,430
 Archer-Daniels Midland Co.           25,548        546,216
 General Mills, Inc.                   8,258        386,392
 Hormel Foods Corp.                    3,716        108,990
 Kellogg Co.                           2,157         95,857
 McDonald's Corp.                     21,693        601,981
 Sara Lee Corp.                        8,111        160,679
 Smithfield Foods (A)                 15,987        435,966
 Starbucks Corp. (A)                   4,045        208,864
 Yum! Brands                           2,885        150,251
                                                  ---------
                                                  2,915,626
                                                  ---------
HEALTHCARE (2.6%)
 Aetna Inc.                            5,472        453,191
 Caremark Rx, Inc. (A)                 6,657        296,370
 Humana, Inc. (A)                     13,387        531,999
 Medco Health Solutions (A)            2,963        158,106
 UnitedHealth Group, Inc.             22,846      1,191,190
 Wellpoint, Inc. (A)                   5,886        409,901
                                                  ---------
                                                  3,040,757
                                                  ---------
HOME CONSTRUCTION (0.7%)
 K.B. HOME                             4,700        358,281
 Pulte Homes, Inc.                     5,077        427,737
                                                  ---------
                                                    786,018
                                                  ---------
INDEPENDENT ENERGY (1.1%)
 Anadarko Petroleum Corp.              3,125        256,719
 Burlington Resources                  9,182        507,214
 Devon Energy Corp.                    3,438        174,238
 Kerr-McGee Corp.                      4,291        327,446
                                                  ---------
                                                  1,265,617
                                                  ---------
INSURANCE (5.9%)
 ACE Limited                           3,102       $139,125
 AFLAC Inc.                            5,619        243,190
 Allstate Corp.                       14,220        849,645
 Ambac Financial Group                 6,060        422,746
 American International
 Group, Inc.                          28,550      1,658,755
 Aon Corp.                             3,197         80,053
 Chubb Corp.                           6,754        578,210
 CIGNA Corp.                           4,048        433,257
 Hartford Financial Services
 Group, Inc.                           2,245        167,881
 Jefferson-Pilot Corp.                 1,529         77,092
 Lincoln National Corp.                2,053         96,327
 Marsh & McLennan Cos., Inc.           5,467        151,436
 MGIC Investment Corp.                 3,893        253,901
 Prudential Financial, Inc.           17,790      1,168,091
 The Progressive Corp.                 5,960        588,908
                                                  ---------
                                                  6,908,617
                                                  ---------
INTEGRATED ENERGY (1.0%)
 Chevron Corp.                        20,736      1,159,557
                                                  ---------
INTERGRATED ENERGY (4.3%)
 ConocoPhillips                       14,682        844,068
 Exxon Mobil Corp.                    66,375      3,814,571
 Marathon Oil                          6,838        364,944
                                                  ---------
                                                  5,023,583
                                                  ---------
LODGING (0.6%)
 Marriott International (Class A)      7,869        536,823
 Starwood Hotels &
 Resorts                               1,866        109,292
                                                  ---------
                                                    646,115
                                                  ---------
MACHINERY (0.4%)
 Ingersoll-Rand Co. (Class A)          6,389        455,855
                                                  ---------

MEDIA NON-CABLE (0.5%)
 News Corp. Limited                   18,679        302,226
 Pixar, Inc. (A)                       4,744        237,319
                                                  ---------
                                                    539,545
                                                  ---------
MEDICAL SUPPLIES (2.0%)
 Abbott Laboratories                  16,046        786,414
 Becton, Dickinson and Company         2,576        135,163
 Boston Scientific (A)                 8,725        235,575
 Cardinal Health                       1,783        102,665
 Hospira, Inc. (A)                       923         35,997
 Medtronic, Inc.                      12,533        649,084
 Zimmer Holdings, Inc. (A)             5,409        412,004
                                                  ---------
                                                  2,356,902
                                                  ---------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                    NO. OF          FAIR
                                    SHARES          VALUE
                                  -----------    -----------
METALS (0.9%)
 Allegheny Technologies, Inc.         11,002      $ 242,704
 Newmont Mining Corp.                  4,309        168,180
 Nucor Corp.                           6,915        315,462
 Phelp's Dodge Corp.                   3,635        336,238
                                                 ----------
                                                  1,062,584
                                                 ----------
MULTIMEDIA (2.0%)
 Brown-Forman Corp. (Class B)          2,726        164,814
 Comcast Corp. (Class A)              22,330        684,973
 Gannett Co., Inc.                     4,955        352,449
 Time Warner Inc. (A)                 63,800      1,066,098
                                                 ----------
                                                  2,268,334
                                                 ----------
OIL COMPANIES (1.8%)
 Baker Hughes Inc.                     5,163        264,139
 Halliburton Co.                       4,348        207,921
 Occidental Petroleum Corp.            4,139        318,413
 Schlumberger Ltd.                     7,163        543,958
 Sunoco Inc.                           1,708        194,165
 Transocean, Inc.                      4,696        253,443
 Valero Energy Corp.                   4,045        320,000
                                                 ----------
                                                  2,102,039
                                                 ----------
PAPER (0.7%)
 Georgia-Pacific Corp.                 3,919        124,624
 International Paper                   5,250        158,603
 Kimberly Clark Corp.                  5,290        331,101
 Weyerhaeuser Co.                      2,209        140,603
                                                 ----------
                                                    754,931
                                                 ----------
PHARMACEUTICALS (7.3%)
 AmerisourceBergen Corp.               3,686        254,887
 Amgen, Inc. (A)                      13,727        829,866
 Biogen Idec Inc. (A)                  6,896        237,222
 Bristol-Myers Squibb                 19,756        493,505
 Eli Lilly & Co.                       9,370        522,003
 Gilead Sciences (A)                  10,919        480,381
 IVAX Corp.                           10,655        229,083
 Johnson & Johnson                    30,512      1,983,280
 Merck & Co., Inc.                    22,620        696,696
 Pfizer Inc.                          76,347      2,105,650
 Schering-Plough Corp.                15,027        286,415
 Wyeth                                 9,743        433,564
                                                 ----------
                                                  8,552,552
                                                 ----------
RETAIL (5.7%)
 GameStop Corp. (Class A) (A)          3,381        101,092
 Autozone, Inc. (A)                    1,268        117,239
 Borders Group                        10,183        257,732
 Costco Wholesale Corp.                4,804        214,907
 CVS Corp.                            14,300        415,701
 Federated Department Stores, Inc.     2,754        201,813
 Home Depot, Inc.                     22,403      $ 871,477
 Jones Apparel Group, Inc.             1,550         48,112
 Limited Brands                       10,325        221,162
 Lowe's Cos.                           4,199        244,466
 Nordstrom, Inc.                       5,096        346,375
 Office Depot, Inc. (A)               12,727        290,685
 Staples Inc.                          7,845        167,049
 Supervalu, Inc.                       8,416        274,446
 Target Corp.                          2,964        161,271
 Toys R Us, Inc. (A)                  15,807        418,569
 Walgreen Co.                         12,231        562,504
 Wal-Mart Stores, Inc.                34,758      1,675,336
                                                 ----------
                                                  6,589,936
                                                 ----------
SERVICES (0.9%)
 Cendant Corp.                        11,473        256,651
 eBay Inc. (A)                         9,124        301,411
 Yahoo! Inc. (A)                      13,724        475,468
                                                 ----------
                                                  1,033,530
                                                 ----------
TECHNOLOGY (14.2%)
 Adobe Systems                        14,562        416,036
 Advanced Micro Devices (A)           18,682        323,946
 Analog Devices, Inc.                  3,978        148,419
 Apple Computer (A)                   11,331        416,698
 Autodesk, Inc.                       14,906        512,245
 Cisco Systems, Inc. (A)              69,938      1,335,466
 Comverse Technology Inc. (A)         18,186        429,644
 Corning Inc.                         20,862        346,726
 Dell Inc. (A)                        25,886      1,021,073
 EMC Corp. (A)                        25,623        351,291
 Fiserv Inc.  (A)                      2,714        116,444
 Hewlett Packard Co.                  31,505        740,683
 Intel Corp.                          66,877      1,740,474
 International Business Machine       18,544      1,375,965
 Jabil Circuit (A)                    10,160        312,217
 KLA-Tencor Corp.                      2,103         91,870
 Lexmark International (Class A) (A)   1,340         86,872
 Maxim Intergrated Products            3,294        125,781
 Micron Technology, Inc.              22,213        226,795
 Microsoft Corp.                      98,093      2,435,159
 Motorola, Inc.                       45,847        837,166
 NCR Corp. (A)                        11,486        403,388
 Oracle Corp. (A)                     51,833        684,455
 Scientific-Atlanta, Inc.             11,012        366,369
 Sun Microsystems, Inc. (A)           36,434        134,988
 Sybase, Inc. (A)                     11,449        210,089
 Texas Instruments Inc.               20,844        585,091
 Thomas & Betts Corp.                  9,624        271,782
 VERITAS Software (A)                 11,985        292,494
 Waters Corp. (A)                      6,241        231,978
                                                 ----------
                                                 16,571,604
                                                 ----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                     NO. OF        FAIR
                                     SHARES        VALUE
                                   ----------  -------------
TELECOMMUNICATIONS (3.7%)
 AT&T Corp.                           32,988      $ 628,092
 BellSouth Corp.                      16,524        439,043
 Capital Receivables Corp.            42,507      1,009,541
 CenturyTel, Inc.                     12,042        417,014
 NEXTEL Communications (Class A) (A)   6,611        213,568
 Polycom, Inc. (A)                    10,907        162,678
 QUALCOMM, Inc.                       15,424        509,223
 Verizon Communications               28,179        973,584
                                               ------------
                                                  4,352,743
                                               ------------
TOBACCO (1.2%)
 Altria Group                         21,321      1,378,616
                                               ------------
TRANSPORTATION SERVICES (1.3%)
 Burlington Northern Santa Fe          8,599        404,841
 CSX Corp.                             7,896        336,843
 United Parcel Service (Class
 B)                                   11,822        817,610
                                               ------------
                                                  1,559,294
                                               ------------
UNITED STATES AGENCY SECURITIES (1.0%)
 Federal Association National
 Mortgage                             11,648        680,243
 Federal Home Loan Mortgage Corp.      7,752        505,663
                                               ------------
                                                  1,185,906
                                               ------------

UTILITIES (1.6%)
 AES Corp. (A)                        28,144        460,999
 Constellation Energy Group           10,447        602,687
 Exelon Corp.                         12,539        643,627
 Kinder Morgan                         1,404        116,813
 National Fuel Gas Co.                 2,712         78,404
                                               ------------
                                                  1,902,530
                                               ------------


TOTAL COMMON STOCKS
 (COST $101,337,831)                            111,159,803
                                               ------------


                                   PRINCIPAL
                                    AMOUNT
                                   ---------
SHORT-TERM INVESTMENTS (4.3%)
COMMERCIAL PAPER (4.0%)
 UBS AG,
  3.44%  due July 1, 2005         $4,672,000      4,672,000
                                               ------------

UNITED STATES TREASURY (0.3%)
 United States of America Treasury,
  2.89% due August 11, 2005 (B)      300,000        299,003
                                               ------------


TOTAL SHORT-TERM
 INVESTMENTS (COST $4,971,031)                    4,971,003
                                               -------------

                                   NOTIONAL        FAIR
                                    VALUE          VALUE
                                  -----------  -------------
FUTURES CONTRACTS (0.0%)
 S&P 500 Index,
  Exp. September, 2005 (C)        $3,586,500   $         --
                                               ------------


TOTAL INVESTMENTS (99.7%)
 (COST $106,308,862) (D)                        116,130,806
                                               ------------

OTHER ASSETS AND LIABILITIES (0.3%)                 351,727
                                               ------------


TOTAL NET ASSETS (100.0%)                      $116,482,533
                                               ============



NOTES

(A)   Non-income Producing Security.

(B) Par value of $300,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TGIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TGIS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2005 net unrealized appreciation for all securities was 9,821,944. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $13,285,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $3,463,084.

                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2005

ASSETS:
  Investment securities, at fair value (cost $63,455,610) ........   $63,448,157
  Cash ...........................................................         1,694
  Receivables:
    Interest .....................................................         6,386
    Purchase payments and transfers from other funding options ...        46,824
                                                                     -----------

      Total Assets ...............................................    63,503,061
                                                                     -----------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ...        16,243
    Investment management and advisory fees ......................         3,369
    Asset Allocation fees ........................................        13,025
    Insurance charges ............................................        13,025
  Accrued liabilities ............................................             4
                                                                     -----------

      Total Liabilities ..........................................        45,666
                                                                     -----------

NET ASSETS: ......................................................   $63,457,395
                                                                     ===========


                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME:
  Interest ............................................................................................                $  1,228,243


EXPENSES:
  Asset Allocation fees ............................................................................... $    571,866
  Investment management and advisory fees .............................................................      147,907
  Insurance charges ...................................................................................      571,866
                                                                                                        ------------

    Total expenses ....................................................................................                   1,291,639
                                                                                                                       ------------

      Net investment income (loss) ....................................................................                     (63,396)
                                                                                                                       ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ..........................................................   39,763,593
    Cost of investment securities sold ................................................................   39,763,588
                                                                                                        ------------

      Net Realized gain (loss) ........................................................................                           5

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2005 ...........................................................       (7,453)
    Unrealized gain (loss) at December 31, 2004 .......................................................       (8,444)
                                                                                                        ------------

      Net change in unrealized gain (loss) for the period .............................................                         991
                                                                                                                       ------------

        Net realized gain (loss) and change in unrealized gain (loss) .................................                         996
                                                                                                                       ------------

  Net increase (decrease) in net assets resulting from operations .....................................                $    (62,400)
                                                                                                                       ============

                        See Notes to Financial Statements

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               SIX MONTHS
                                                                                                  ENDED                YEAR ENDED
                                                                                                 JUNE 30,              DECEMBER 31,
                                                                                                   2005                   2004
                                                                                                   ----                   ----
                                                                                                (UNAUDITED)
OPERATIONS:
  Net investment income (loss) .........................................................        $     (63,396)        $  (1,695,127)
  Net realized gain (loss) from investment security transactions .......................                    5                   (44)
  Net change in unrealized gain (loss) on investment securities ........................                  991                (7,050)
                                                                                                -------------         -------------

    Net increase (decrease) in net assets resulting from operations ....................              (62,400)           (1,702,221)
                                                                                                -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 4,442,774 and 10,672,938 units, respectively) .......................            6,599,141            15,973,911
  Participant transfers from other funding options
    (applicable to 1,544,782 and 2,470,547 units, respectively) ........................            2,294,568             3,693,293
  Asset allocation transfers from other allocation options
    (applicable to 22,832,754 units) ...................................................                   --            33,938,720
  Administrative charges
    (applicable to 38,483 and 110,198 units, respectively) .............................              (57,174)             (164,352)
  Contract surrenders
    (applicable to 2,893,403 and 7,389,407 units, respectively) ........................           (4,297,737)          (11,060,389)
  Participant transfers to other funding options
    (applicable to 1,141,372 and 2,821,213 units, respectively) ........................           (1,695,424)           (4,222,567)
  Asset allocation transfers to other allocation options
    (applicable to 32,763,060 and 42,277,378 units, respectively) ......................          (48,655,823)          (63,098,653)
  Other payments to participants
    (applicable to 173,026 and 148,245 units, respectively) ............................             (257,006)             (222,222)
                                                                                                -------------         -------------

  Net increase (decrease) in net assets resulting from unit transactions ...............          (46,069,455)          (25,162,259)
                                                                                                -------------         -------------

    Net increase (decrease) in net assets ..............................................          (46,131,855)          (26,864,480)

NET ASSETS:
  Beginning of period ..................................................................          109,589,250           136,453,730
                                                                                                -------------         -------------

  End of period ........................................................................        $  63,457,395         $ 109,589,250
                                                                                                =============         =============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES

    Tactical Short-Term Bond Account for Variable Annuities ("Account TSB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account TSB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

    The following is a summary of significant accounting policies consistently followed by Account TSB in the preparation of its financial statements.

    SECURITY VALUATION Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

    SECURITY TRANSACTIONS Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    REPURCHASE AGREEMENTS When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TSB at June 30, 2005.

    FEDERAL INCOME TAXES The operations of Account TSB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TSB. Account TSB is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.  CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TSB's average net assets. These fees are paid to the Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

    An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TSB is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TSB.

    Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

    For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $44,039 and $107,163 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.


4.  NET CONTRACT OWNERS' EQUITY

                                                                                        JUNE 30, 2005
                                                                       ---------------------------------------------
                                                                                           UNIT
                                                                          UNITS            VALUE         NET ASSETS
                                                                       ----------        ----------      -----------
Total M&E and Rider Charges 1.25%, 3.5% AIR ..................         42,705,627        $    1.486      $63,457,205
Total M&E and Rider Charges 1.25%, 3.0% AIR ..................                191             0.997              190
                                                                                                         -----------

Net Contract Owners' Equity ..................................                                           $63,457,395
                                                                                                         ===========


Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.

5.  SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each period.)

                                                                   SIX
                                                                  MONTHS
Total M&E and Rider Charges 1.25%, 3.5% AIR                        ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                  --------     -----------------------------------------------------
                                                                    2005        2004       2003       2002        2001       2000
                                                                    ----        ----       ----       ----        ----       ----
SELECTED PER UNIT DATA:
    Total investment income .....................................  $  .020     $  .020    $  .018    $  .028     $  .065    $  .096
    Operating expenses ..........................................     .020        .042       .043       .044        .044       .042
                                                                   -------     -------    -------    -------     -------    -------

    Net investment income (loss) ................................       --       (.022)     (.025)     (.016)       .021       .054

    Unit value at beginning of period ...........................    1.486       1.508      1.533      1.549       1.527      1.473
    Net realized and change in unrealized gains (losses) ........       --          --         --         --        .001          -
                                                                   -------     -------    -------    -------     -------    -------

    Unit value at end of period .................................  $ 1.486     $ 1.486    $ 1.508    $ 1.533     $ 1.549    $ 1.527
                                                                   =======     =======    =======    =======     =======    =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .......................  $    --     $  (.02)   $  (.03)   $  (.02)    $   .02    $   .05
    Ratio of operating expenses to average net assets* ..........     2.82%       2.82%      2.82%      2.82%       2.82%      2.82%
    Ratio of net investment income (loss) to average net assets*     (0.08)%     (1.43)%    (1.67)%    (1.04)%      1.37%      3.61%
    Number of units outstanding at end of period (thousands) ....   42,706      73,728     90,498     20,968      23,384     75,112

                                                                  FROM MARCH 16,
                                                                 2005 (INCEPTION
Total M&E and Rider Charges 1.25%, 3.0% AIR                          DATE) TO
                                                                     JUNE 30,
                                                                ----------------
                                                                       2005
                                                                       ----
SELECTED PER UNIT DATA:
    Total investment income                                           $    .008
    Operating expenses                                                     .008
                                                                ---------------

    Net investment income (loss)                                             --

    Unit value at beginning of period                                      .997
    Net realized and change in unrealized gains (losses)                     --
                                                                ---------------

    Unit value at end of period                                       $   0.997
                                                                ===============

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value                             $      --
    Ratio of operating expenses to average net assets*                     2.82%
    Ratio of net investment income (loss) to average net assets*           0.13%
    Number of units outstanding at end of period (thousands)**               --


 * Annualized
** Unit Balance rounds to less than 1,000 units

6.  SUBSEQUENT EVENTS

    On June 24, 2005, Citigroup Inc. ("Citigroup") announced that it had signed a definitive agreement, effective July 1, 2005, under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. ("Legg Mason"). As part of this transaction, TSB's investment adviser, TIMCO, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later in 2005.

    On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. ("Citigroup") including The Company, The Travelers Life and Annuity Company, a wholly owned subsidiary of The Company and certain other domestic insurance companies of Citigroup and substantially all of the Citigroup's international businesses for $11.8 billion.

    TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                         SUMMARY OF HOLDINGS (UNAUDITED)
                                  JUNE 30, 2005

                                                                      % OF NET
                                                                       ASSETS
                                                                     -----------

SHORT-TERM INVESTMENTS
  Commercial Paper                                                         100.0
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS                                               100.0
                                                                     -----------

TOTAL INVESTMENTS                                                          100.0
                                                                     -----------

Other Assets and Liabilities                                                 0.0
                                                                     -----------


TOTAL NET ASSETS                                                           100.0
                                                                     ===========

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2005

                                                                                      PRINCIPAL           FAIR
                                                                                       AMOUNT             VALUE
                                                                                   ---------------    --------------
SHORT-TERM INVESTMENTS (100.0%)

COMMERCIAL PAPER (100.0%)
 Atomium Funding Corp., 3.25% due July 8, 2005................................     $    1,000,000     $     999,269
 Becton Dickinson & Co., 3.29% due July 25, 2005..............................          3,119,000         3,111,873
 Canadian Imperial Bank of Commerce, 3.13% due July 13, 2005..................          3,100,000         3,096,317
 Falcon Asset Securitization Co., 3.15% due July 12, 2005.....................          3,116,000         3,112,582
 General Electric Capital Corp., 3.17% due July 13, 2005......................          3,111,000         3,107,304
 Goldman Sachs Group Inc., 3.15% due July 14, 2005............................          3,100,000         3,096,035
 HSBC Finance Corp., 3.25% due July 18, 2005..................................          3,119,000         3,113,869
 ING U.S. Funding LLC, 3.31% due July 27, 2005................................          3,121,000         3,113,300
 Merrill Lynch & Co. Inc., 3.28% due July 5, 2005.............................          3,121,000         3,119,574
 Morgan Stanley, 3.33% due July 26, 2005......................................          3,100,000         3,092,634
 Nestle Capital Corp., 3.14% due July 6, 2005.................................          3,112,000         3,110,295
 Paccar Financial Corp., 3.31% due July 7, 2005...............................          2,922,000         2,920,130
 Park Avenue Receivables Corp., 3.15% due July 11, 2005.......................          3,116,000         3,112,868
 Regency Markets, LLC, 3.15% due July 7, 2005.................................          3,116,000         3,114,006
 Royal Bank of Scotland PLC, 3.18% due July 15, 2005..........................          2,300,000         2,296,847
 Sheffield Resources Corp., 3.24% due July 8, 2005............................          1,400,000         1,398,977
 Societe Generale North America, 3.19% due July 15, 2005......................          3,110,000         3,105,736
 Toyota Motor Credit Corp., 3.09% due July 7, 2005............................          3,100,000         3,098,016
 UBS AG, 3.44% due July 1, 2005...............................................          3,000,000         3,000,000
 USAA Capital Corp., 3.27% due July 8, 2005...................................          3,121,000         3,118,719
 Victory Receivables Corp., 3.33% due July 21, 2005...........................          3,116,000         3,110,020
 Wells Fargo Bank NA, 3.09% due July 12, 2005.................................          3,100,000         3,099,786
                                                                                                      -------------

TOTAL INVESTMENTS (100.0%)
 (COST $63,455,610)...........................................................                           63,448,157
                                                                                                      -------------

OTHER ASSETS AND LIABILITIES (0.0%)...........................................                                9,238
                                                                                                      -------------

TOTAL NET ASSETS (100.0%).....................................................                        $  63,457,395
                                                                                                      =============

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2005

ASSETS:
  Investment securities, at fair value (cost $125,906,474) ......   $142,959,510
  Cash ..........................................................            927
  Receivables:
    Dividends ...................................................         82,660
    Investment securities sold ..................................      2,056,849
    Purchase payments and transfers from other funding options ..        206,127
  Other assets ..................................................            147
                                                                    ------------

     Total Assets ...............................................    145,306,220
                                                                    ------------


LIABILITIES:
  Payables:
    Investment securities purchased .............................      2,101,866
    Contract surrenders and transfers to other funding options ..         58,483
    Investment management and advisory fees .....................          8,145
    Variation on futures margin .................................         32,675
    Asset Allocation fees .......................................         29,088
    Insurance charges ...........................................         29,088
  Accrued liabilities ...........................................            122
                                                                    ------------

      Total Liabilities .........................................      2,259,467
                                                                    ------------

NET ASSETS: .....................................................   $143,046,753
                                                                    ============

                        See Notes to Financial Statements

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME:
  Dividends .......................................................................................... $    872,384
  Interest ...........................................................................................       85,070
                                                                                                       ------------
    Total income .....................................................................................                 $    957,454

EXPENSES:
  Asset Allocation fees ..............................................................................      725,172
  Investment management and advisory fees ............................................................      203,048
  Insurance charges ..................................................................................      725,172
                                                                                                       ------------

    Total expenses ...................................................................................                    1,653,392
                                                                                                                       ------------

      Net investment income (loss) ...................................................................                     (695,938)
                                                                                                                       ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold .........................................................   62,590,104
    Cost of investment securities sold ...............................................................   55,531,695
                                                                                                       ------------

      Net Realized gain (loss) .......................................................................                    7,058,409

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2005 ..........................................................   17,053,036
    Unrealized gain (loss) at December 31, 2004 ......................................................   17,777,144
                                                                                                       ------------

      Net change in unrealized gain (loss) for the period ............................................                     (724,108)
                                                                                                                       ------------

        Net realized gain (loss) and change in unrealized gain (loss) ................................                    6,334,301
                                                                                                                       ------------

  Net increase (decrease) in net assets resulting from operations ....................................                 $  5,638,363
                                                                                                                       ============


                        See Notes to Financial Statements

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                   ENDED               YEAR ENDED
                                                                                                  JUNE 30,            DECEMBER 31,
                                                                                                    2005                  2004
                                                                                                    ----                  ----
                                                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss) .........................................................        $    (695,938)        $  (1,465,026)
  Net realized gain (loss) from investment security transactions .......................            7,058,409             8,625,357
  Net change in unrealized gain (loss) on investment securities ........................             (724,108)            5,746,599
                                                                                                -------------         -------------

    Net increase (decrease) in net assets resulting from operations ....................            5,638,363            12,906,930
                                                                                                -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 2,202,099 and 3,007,685 units, respectively) ........................           12,959,888            16,271,126
  Participant transfers from other funding options
    (applicable to 1,014,907 and1,144,554 units, respectively) .........................            5,971,212             6,147,720
  Asset allocation transfers from other allocation options
    (applicable to 3,974,620 and 5,027,962 units, respectively) ........................           22,790,892            27,358,532
  Administrative charges
    (applicable to 21,920 and 35,763 units, respectively) ..............................             (132,396)             (203,552)
  Contract surrenders
    (applicable to 969,531 and 1,289,517 units, respectively) ..........................           (5,720,665)           (6,950,317)
  Participant transfers to other funding options
    (applicable to 345,685 and 15,380 units, respectively) .............................           (2,039,611)              215,407
  Asset allocation transfers to other allocation options
    (applicable to 3,144,244 units) ....................................................                   --           (18,617,795)
  Other payments to participants
    (applicable to 8,844 and 13,843 units, respectively) ...............................              (50,641)              (72,531)
                                                                                                -------------         -------------

  Net increase (decrease) in net assets resulting from unit transactions ...............           33,778,679            24,148,590
                                                                                                -------------         -------------

    Net increase (decrease) in net assets ..............................................           39,417,042            37,055,520

NET ASSETS:
  Beginning of period ..................................................................          103,629,711            66,574,191
                                                                                                -------------         -------------

  End of period ........................................................................        $ 143,046,753         $ 103,629,711
                                                                                                =============         =============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES

    Tactical Aggressive Stock Account for Variable Annuities ("Account TAS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account TAS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

    The following is a summary of significant accounting policies consistently followed by Account TAS in the preparation of its financial statements.

    SECURITY VALUATION Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

    SECURITY TRANSACTIONS Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    FUTURES CONTRACTS Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

    OPTIONS Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TAS at June 30, 2005.

    REPURCHASE AGREEMENTS When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TAS at June 30, 2005.

    FEDERAL INCOME TAXES The operations of Account TAS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TAS. Account TAS is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $87,161,651 and $62,398,903, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $3,979,499 and $4,460,000, respectively, for the six months ended June 30, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

    At June 30, 2005, Account TAS held 29 open S&P 400 MidCap Index futures contracts expiring in September, 2005. The underlying face value, or notional value, of these contracts at June 30, 2005 amounted to $9,981,075. In connection with these contracts, short-term investments with a par value of $350,000 had been pledged as margin deposits.

    Net realized gains (losses) resulting from futures contracts were $191,201 and $1,620,091 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for June 30, 2005 is shown on the Statement of Assets and Liabilities as a payable for variation on futures margin.

3.  CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.35% of Account TAS's average net assets. These fees are paid to the Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

    An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TAS is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company which provides asset allocation services to participants in Account TAS.

    Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

    For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $63,214 and $78,688 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.


4.  NET CONTRACT OWNERS' EQUITY

                                                                 JUNE 30, 2005
                                                   -------------------------------------------
                                                                      UNIT
                                                      UNITS           VALUE        NET ASSETS
                                                   ------------     ----------    ------------
Total M&E and Rider Charges 1.25%, 3.5% AIR ....     23,347,550     $    6.127    $143,044,998
Total M&E and Rider Charges 1.25%, 3.0% AIR ....          1,523          1.152           1,755
                                                                                  ------------

Net Contract Owners' Equity ....................                                  $143,046,753
                                                                                  ============


Assumed Interest Rate (AIR) is only applicable to contracts in the payout phase.


5.  SUPPLEMENTARY INFORMATION
    (Selected data for a unit outstanding throughout each period.)

                                                                     SIX
                                                                    MONTHS
Total M&E and Rider Charges 1.25%, 3.5% AIR                          ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                                    JUNE 30,      (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                    -------- ------------------------------------------------------
                                                                     2005       2004       2003       2002       2001       2000
                                                                     ----       ----       ----       ----       ----       ----
SELECTED PER UNIT DATA:
    Total investment income ......................................  $  .049    $  .060    $  .053    $  .050    $  .063    $  .084
    Operating expenses ...........................................     .083       .153       .126       .125       .134       .135
                                                                    --------   --------   --------   --------   --------   --------

    Net investment income (loss) .................................    (.034)     (.093)     (.073)     (.075)     (.071)     (.051)

    Unit value at beginning of period ............................    5.920      5.191      3.967      4.730      4.986      4.371
    Net realized and change in unrealized gains (losses) .........     .241       .822      1.297      (.688)     (.185)      .666
                                                                    --------   --------   --------   --------   --------   --------

    Unit value at end of period ..................................  $ 6.127    $ 5.920    $ 5.191    $ 3.967    $ 4.730    $ 4.986
                                                                    ========   ========   ========   ========   ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ........................  $   .21    $   .73    $  1.22    $  (.76)   $  (.26)   $   .61
    Ratio of operating expenses to average net assets* ...........     2.85%      2.85%      2.85%      2.85%      2.85%      2.85%
    Ratio of net investment income (loss) to average net assets* .    (1.16)%    (1.73)%    (1.65)%    (1.70)%    (1.53)%    (1.06)%
    Number of units outstanding at end of period (thousands) .....   23,348     17,503     12,822     21,164     19,061     13,923
    Portfolio turnover rate ......................................      55%        91%        61%       116%        49%       106%

* Annualized

    (Selected data for a unit outstanding throughout each period.)

                                                                 FROM MARCH 16, 2005
                                                                 (INCEPTION DATE) TO
Total M&E and Rider Charges 1.25%, 3.0% AIR                           JUNE 30,
                                                                 -------------------
                                                                         2005
                                                                         ----
SELECTED PER UNIT DATA:
    Total investment income ...................................  $              .006
    Operating expenses ........................................                 .009
                                                                 -------------------

    Net investment income (loss) ..............................                (.003)

    Unit value at beginning of period .........................                1.124
    Net realized and change in unrealized gains (losses) ......                 .031
                                                                 -------------------

    Unit value at end of period ...............................  $             1.152
                                                                 ===================

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................  $               .03
    Ratio of operating expenses to average net assets* ........                 2.85%
    Ratio of net investment income (loss) to average net assets*               (0.78)%
    Number of units outstanding at end of period (thousands) ..                    1
    Portfolio turnover rate                                                      55%

* Annualized

6.  SUBSEQUENT EVENTS

    On June 24, 2005, Citigroup Inc. ("Citigroup") announced that it had signed a definitive agreement, effective July 1, 2005, under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. ("Legg Mason"). As part of this transaction, TAS's investment adviser, TIMCO, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later in 2005.

    On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, Inc. ("Citigroup") including The Company, The Travelers Life and Annuity Company, a wholly owned subsidiary of The Company and certain other domestic insurance companies of Citigroup and substantially all of the Citigroup's international businesses for $11.8 billion.

    TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                         SUMMARY OF HOLDINGS (UNAUDITED)
                                  JUNE 30, 2005


                                                   % OF NET
                                                    ASSETS
                                                  ----------
COMMON STOCK

  Technology                                           11.3

  Retail                                                8.7

  Healthcare                                            5.8

  Insurance                                             5.2

  Banking                                               4.9

  Oil Companies                                         4.9

  Electric Utilities                                    4.1

  Consumer                                              3.4

  Food                                                  3.3

  Pharmaceuticals                                       2.9

  Services                                              2.9

  Real Estate                                           2.7

  Chemicals                                             2.6

  Transportation Services                               2.6

  Automotive                                            2.2

  Brokerage                                             2.2

  Medical Supplies                                      2.2

  Educational Services                                  1.9

  Utilities                                             1.8

  Home Construction                                     1.7

  Capital Goods                                         1.5

  Independent Energy                                    1.5

  Multimedia                                            1.5

  Telecommunications                                    1.3

  Beverage                                              1.2

  Finance                                               1.1

  Aerospace                                             1.0

  Entertainment                                         1.0

  Energy                                                0.8

  Industrial Services                                   0.8

  Natural Gas Distribution                              0.8

  Building Materials                                    0.7

  Intergrated Energy                                    0.5

  Machinery                                             0.5

  Metals                                                0.5

  Paper                                                 0.3

  Conglomerates                                         0.2
                                                  ---------
TOTAL COMMON STOCKS                                    92.5
                                                  ---------

SHORT-TERM INVESTMENTS

  Commercial Paper                                      7.2

  United States Treasury                                0.2
                                                  ---------
TOTAL SHORT-TERM INVESTMENTS                            7.4
                                                  ---------


TOTAL INVESTMENTS                                      99.9
                                                  ---------

OTHER ASSETS AND LIABILITIES                            0.1
                                                  ---------


TOTAL NET ASSETS                                      100.0
                                                  =========

                       TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2005

                                  NO. OF           FAIR
                                  SHARES           VALUE
                                ----------    --------------
 COMMON STOCK (92.5%)

 AEROSPACE (1.0%)
  Alliant Techsystems, Inc. (A)     4,245        $   299,697
  Precision Castparts Corp.        14,655          1,141,624
                                              --------------
                                                   1,441,321
                                              --------------
 AUTOMOTIVE (2.2%)
  Adesa, Inc.                      42,334            921,611
  Autoliv, Inc.                     7,770            340,326
  Borg Warner, Inc.                14,970            803,440
  Oshkosh Truck                     8,438            660,527
  PACCAR Inc.                       6,839            464,915
                                              --------------
                                                   3,190,819
                                              --------------
 BANKING (4.9%)
  Associated Banc-Corp.            18,116            609,060
  Comerica, Inc.                   10,844            626,783
  Commerce Bancorp, Inc.           12,429            376,723
  Independence Community Bank      18,327            677,549
  IndyMac Bancorp Inc.             26,376          1,074,294
  Investors Financial Services     15,451            584,434
  Mercantile Bankshares Corp.       9,063            466,473
  North Fork Bancorp, Inc.         17,842            501,182
  SVB Financial Group (A)          18,647            893,098
  WestCorp, Inc.                   14,854            778,647
  Zions Bancorp.                    5,585            410,553
                                              --------------
                                                   6,998,796
                                              --------------
 BEVERAGE (1.2%)
  Constellation Brands Inc. (A)    42,510          1,254,045
  PepsiAmericas, Inc.              17,939            460,315
                                              --------------
                                                   1,714,360
                                              --------------
 BROKERAGE (2.2%)
  Bear Stearns Companies            7,470            776,432
  Jefferies Group, Inc.            19,004            720,062
  Legg Mason, Inc.                 15,863          1,651,497
                                              --------------
                                                   3,147,991
                                              --------------
 BUILDING MATERIALS (0.7%)
  D.R. Horton, Inc.                27,311          1,027,167
                                              --------------

 CAPITAL GOODS (1.5%)
  Diebold, Inc.                     6,250            281,937
  Flowserve Corp. (A)              16,044            485,491
  Harsco Corp.                     11,172            609,433
  York International Corp.         21,278            808,564
                                              --------------
                                                   2,185,425
                                              --------------
 CHEMICALS (2.6%)
  Albemarle Corp.                  22,448            818,679
  Cytec Industries Inc.            11,812            470,118
  FMC Corp. (A)                    16,003        $   898,408
  Lubrizol Corp.                   18,026            757,272
  PPG Industries Inc.              11,388            714,711
                                              --------------
                                                   3,659,188
                                              --------------
 CONGLOMERATES (0.2%)
  Crane Co.                         8,816            231,861
                                              --------------
 CONSUMER (3.4%)
  Harman International
  Industries Inc.                   4,127            335,773
  HNI Corp.                        21,167          1,082,692
  Leggett & Platt Inc.             15,040            399,763
  Marvel Enterprises, Inc. (A)     30,659            604,595
  Scotts Miracle-Gro Co. (A)       11,494            818,488
  Sonoco Products                   4,866            128,949
  Stanley Works                    10,168            463,051
  Tupperware Corp.                 41,531            970,579
                                              --------------
                                                   4,803,890
                                              --------------
 EDUCATIONAL SERVICES (1.9%)
  Career Education Corp. (A)       26,147            957,372
  Educational Management Corp. (A) 18,908            638,240
  Laureate Education Inc. (A)      11,333            543,191
  Scholastic Corp. (A)             13,903            535,752
                                              --------------
                                                   2,674,555
                                              --------------
 ELECTRIC UTILITIES (4.1%)         40,659          1,178,298
  NSTAR                            31,678            976,633
  Pepco Holdings                   51,572          1,234,634
  PNM Resources, Inc               30,215            870,494
  Puget Energy, Inc.               11,461            267,958
  Wisconsin Energy Corp.           35,075          1,367,925
                                              --------------
                                                   5,895,942
                                              --------------
 ENERGY (0.8%)
  Peabody Energy Corp.             22,063          1,148,159
                                              --------------

 ENTERTAINMENT (1.0%)
  Brunswick Corp.                   3,071            133,036
  Harrah's Entertainment Inc.       4,005            288,640
  International Speedway (Class A) 17,092            962,451
                                              --------------
                                                   1,384,127
                                              --------------
 FINANCE (1.1%)
  American Capital Strategies,
  Ltd.                             13,732            496,137
  AmeriCredit Corp. (A)            40,959          1,044,454
                                              ---------------
                                                   1,540,591
                                              ---------------

                       TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                   NO. OF          FAIR
                                   SHARES          VALUE
                                 -----------    -----------
FOOD (3.3%)
 Applebee's International, Inc.      14,024       $ 370,795
 Brinker International, Inc. (A)     20,007         801,280
 Darden Restaurants, Inc.            21,494         708,872
 Dean Foods Co. (A)                  37,542       1,322,980
 Pilgrim Pride Corp.                 12,141         414,372
 Smithfield Foods (A)                12,899         351,756
 Treehouse Foods, Inc. (A)            7,508         214,064
 Tyson Food, Inc.                    21,541         383,430
 Whole Foods Market, Inc.             1,858         219,625
                                                -----------
                                                  4,787,174
                                                -----------
HEALTHCARE (5.8%)
 Apria Healthcare Group Inc. (A)     14,264         494,105
 Community Health Systems (A)        17,568         663,895
 Coventry Health Care Inc. (A)       23,745       1,679,959
 Health Net, Inc. (A)                15,622         596,136
 Invitrogen, Inc. (A)                15,780       1,314,158
 LifePoint Hospitals, Inc. (A)       21,334       1,078,540
 Lincare Holdings, Inc. (A)          25,566       1,043,221
 PacifiCare Health Systems (A)       13,156         939,996
 Triad Hospitals, Inc. (A)            8,887         485,586
                                                -----------
                                                  8,295,596
                                                -----------
HOME CONSTRUCTION (1.7%)
 Lennar Corp.  (Class A)             17,704       1,123,319
 Ryland Group, Inc.                   7,573         574,564
 Toll Brothers, Inc. (A)              7,516         763,250
                                                -----------
                                                  2,461,133
                                                -----------
INDEPENDENT ENERGY (1.5%)
 Forest Oil Corp. (A)                25,755       1,081,710
 Noble Energy                        13,488       1,020,367
                                                -----------
                                                  2,102,077
                                                -----------
INDUSTRIAL SERVICES (0.8%)
 Teleflex, Inc.                      18,401       1,092,467
                                                -----------

INSURANCE (5.2%)
 AmerUs Group                        13,412         644,447
 Everest Re Group                    13,525       1,257,825
 Fidelity National Financial, Inc.   21,113         753,523
 First American Corp.                20,705         831,099
 HCC Insurance Holdings, Inc.        27,460       1,039,910
 Ohio Casualty Corp.                 22,423         542,076
 Protective Life Corp.               16,204         684,133
 Radian Group, Inc.                  18,275         862,945
 W.R. Berkley Corp.                  24,132         861,030
                                                -----------
                                                  7,476,988
                                                -----------
INTERGRATED ENERGY (0.5%)
 Pinoeer Natural Resources           17,638       $ 742,207
                                                -----------

MACHINERY (0.5%)
 Kennametal, Inc.                    16,759         768,400
                                                -----------

MEDICAL SUPPLIES (2.2%)
 Bausch & Lomb Inc.                  10,308         855,564
 Beckman Coulter Inc.                 7,382         469,274
 Cooper Companies Inc.                7,427         452,007
 STERIS Corp.                        37,759         973,049
 Varian Medical Systems (A)          11,589         432,617
                                                -----------
                                                  3,182,511
                                                -----------
METALS (0.5%)
 Nucor Corp.                          6,232         284,304
 Southern Peru Copper Corp.           4,563         195,479
 Worthington Industries              16,432         259,626
                                                -----------
                                                    739,409
                                                -----------
MULTIMEDIA (1.5%)
 Belo Corp.                          13,016         311,994
 Media General  (Class A)            13,460         871,670
 Valassis Communications (A)         27,746       1,027,989
                                                -----------
                                                  2,211,653
                                                -----------
NATURAL GAS DISTRIBUTION (0.8%)
 ONEOK, Inc.                         34,901       1,139,518
                                                -----------

OIL COMPANIES (4.9%)
 Grant Prideco, Inc. (A)             44,883       1,187,155
 Helmerich & Payne Inc.              21,705       1,018,399
 National-Oilwell Varco Inc. (A)     11,714         556,884
 Newfield Exploration Co. (A)        33,186       1,323,790
 Patterson-UTI Energy, Inc.          46,638       1,298,169
 Pride International Inc. (A)        32,510         835,507
 Tidewater, Inc.                     18,957         722,641
                                                -----------
                                                  6,942,545
                                                -----------
PAPER (0.3%)
 Georgia-Pacific Corp.               11,508         365,954
                                                -----------
PHARMACEUTICALS (2.9%)
 Barr Pharmaceuticals, Inc. (A)      27,088       1,320,269
 Cephalon, Inc. (A)                  22,922         912,410
 IVAX Corp.                          28,556         613,954
 King Pharmaceuticals, Inc. (A)      58,169         606,121
 Perrigo Co.                         44,914         626,326
                                                -----------
                                                  4,079,080
                                                -----------

                       TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                    NO. OF         FAIR
                                    SHARES         VALUE
                                  -----------   -----------
REAL ESTATE (2.7%)
 CBL & Associates Properties          17,730      $ 763,631
 Developers Diversified Realty        12,608        579,464
 General Growth Properties (A)        16,314        670,342
 Highwoods Properties, Inc.           29,020        863,635
 New Plan Excel Realty Trust          37,376      1,015,506
                                                -----------
                                                  3,892,578
                                                -----------
RETAIL (8.7%)
 Abercrombie & Fitch Co.              21,329      1,465,302
 Aeropostale Inc. (A)                 28,346        952,426
 American Eagle Outfitters, Inc.      21,293        652,524
 AutoNation Inc (A)                   22,693        465,660
 Barnes & Noble (A)                   19,946        773,905
 BJ's Wholesale Club, Inc. (A)        24,857        807,604
 Borders Group                        24,424        618,171
 CDW Corp.                             7,491        427,137
 Chico's FAS (A)                      12,137        416,056
 Church & Dwight Co., Inc.            18,465        668,433
 Copart, Inc. (A)                     14,949        356,160
 Foot Locker, Inc.                    32,267        878,308
 Michaels Stores, Inc.                31,330      1,296,122
 Neiman-Marcus Group  (Class A)        9,362        907,365
 Pacific Sunwear of California,
 Inc. (A)                             20,119        462,636
 Rent-A-Center (A)                    10,785        251,237
 Supervalu, Inc.                       8,498        277,120
 The Timberland Co. (A)               21,554        834,571
                                                -----------
                                                 12,510,737
                                                -----------
SERVICES (2.9%)
 Fair Issac Corp.                     27,940      1,019,810
 Korn/Ferry International (A)         23,249        412,670
 Manpower, Inc.                        4,548        180,919
 MPS Group, Inc. (A)                  43,428        409,092
 Omnicare, Inc.                       23,743      1,007,415
 United Rentals, Inc. (A)             22,153        447,712
 West Corp. (A)                       18,123        696,014
                                                -----------
                                                  4,173,632
                                                -----------
TECHNOLOGY (11.3%)
 Activision, Inc. (A)                 57,614        951,495
 Alliance Data Systems Corp. (A)      24,936      1,011,404
 Ametek, Inc.                         16,746        700,820
 Amphenol Corp.                       29,461      1,183,448
 Andrew Corp. (A)                     35,300        450,252
 CheckFree Corp. (A)                  30,431     $1,036,328
 Cognizant Technology  (Class A) (A)  14,831        699,949
 Computer Sciences Corp. (A)           6,917        302,273
 DST Systems, Inc. (A)                 9,644        451,339
 Fairchild Seminconductor Corp. (A)   34,237        504,996
 International Rectifier Corp. (A)    22,990      1,097,083
 Jabil Circuit (A)                    25,969        798,027
 Jack Henry & Associates, Inc.        16,057        293,923
 Lam Research Corp. (A)               39,589      1,145,508
 Macrovision Corp. (A)                21,847        492,541
 MEMC Electronic Materials, Inc. (A)  43,417        684,686
 Powerwave Technologies, Inc. (A)     74,016        756,073
 Storage Technology Corp. (A)         26,487        961,213
 Sybase, Inc. (A)                     23,909        438,730
 Tektronix Inc.                       13,020        302,975
 Thomas & Betts Corp.                 16,683        471,128
 Transaction Systems Architects,
 Inc. (A)                             22,638        557,687
 Western Digital Corp. (A)            35,798        480,409
 Xerox Corp.                          26,370        363,642
                                                -----------
                                                 16,135,929
                                                -----------
TELECOMMUNICATIONS (1.3%)
 Cincinnati Bell, Inc.                93,608        402,514
 Harris Corp.                         37,875      1,182,079
 L-3 Communications Holdings Inc.      2,810        215,190
                                                -----------
                                                  1,799,783
                                                -----------
TRANSPORTATION SERVICES (2.6%)
 CNF Inc.                             17,769        797,828
 GATX Corp.                           13,126        452,847
 J.B. Hunt Transportation Services    29,486        568,048
 Overseas Shipholding Group, Inc.     10,310        614,991
 Ryder Systems Inc.                   20,215        739,869
 Swift Transportation (A)             23,649        550,903
                                                -----------
                                                  3,724,486
                                                -----------
UTILITIES (1.8%)
 AGL Resources Inc.                    8,822        340,970
 MDU Resources Group                  38,515      1,084,968
 Questar Corp.                        15,057        992,256
 WGL Holdings, Inc.                    5,602        188,451
                                                -----------
                                                  2,606,645
                                                -----------

TOTAL COMMON STOCKS
 (COST $115,221,135)                            132,274,694
                                                -----------

                       TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2005

                                  PRINCIPAL         FAIR
                                    AMOUNT         VALUE
                                  ----------    -----------
SHORT-TERM INVESTMENTS (7.4%)


COMMERCIAL PAPER (7.2%)
 UBS AG,
   3.44% due July 1, 2005         $4,840,000     $4,840,000
 Victory Receivable Corp.,
   3.45% due July 8, 2005          5,500,000      5,495,980
                                                -----------
                                                 10,335,980
UNITED STATES TREASURY (0.2%)
 United States of America Treasury,
  2.89% due August 11, 2005 (B)      350,000        348,836
                                                -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $10,685,339)                              10,684,816
                                                -----------

                                   NOTIONAL
                                    VALUE
                                  ----------
FUTURES CONTRACTS (0.0%)
 Midcap 400 Index,
  Exp. September, 2005 (C)        $9,981,075             --
                                                -----------


TOTAL INVESTMENTS (99.9%)
 (COST $125,906,474)                            142,959,510
                                                -----------

OTHER ASSETS AND LIABILITIES (0.1%)                  87,243
                                                -----------

TOTAL NET ASSETS (100.0%) (D)
                                               $143,046,753
                                               ============

NOTES

    (A) Non-income Producing Security.

    (B) Par value of $350,000 pledged to cover margin deposits on futures contracts.

    (C) As more fully discussed in Note 1 to the financial statements, it is Account TAS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TAS uses futures contracts as a substitute for holding individual securities.

    (D) At June 30, 2005, net unrealized appreciation for all securities was $17,053,036. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $19,094,314 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $2,041,278.



                        See Notes to Financial Statements

                       THE BOARD OF MANAGERS AND OFFICERS

The investments and administration of each of the Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS, TSB and TAS are elected annually by those Contract Owners participating in the Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.


                              BOARD OF MANAGERS(1)

                            R. Jay Gerken, CFA(2),(3)
                                    CHAIRMAN

                            Frances M. Hawk, CFA, CFP

                                  Lewis Mandell

                              Robert E. McGill, III



                                    OFFICERS

                               R. Jay Gerken, CFA
                      CHIEF EXECUTIVE OFFICER AND PRESIDENT

                                Kathleen A. McGah
                             SECRETARY TO THE BOARD

                               David A. Golino(4)
                          PRINCIPAL ACCOUNTING OFFICER

                                William D. Wilcox
                 CHIEF ANTI-MONEY LAUNDERING COMPLIANCE OFFICER
                            CHIEF COMPLIANCE OFFICER


--------------------------------------------------------------------------------

(1) Mr. Knight Edwards is an Emeritus Manager. An Emeritus Manager is permitted to attend meetings, but has no voting power.

(2) Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

(3)  Effective July 1, 2005, Elizabeth M. Forget replaced Mr. Gerken as
     Chairman.

(4) Effective July 1, 2005, Alan C. Leland Jr. replaced Mr. Golino as Principal Accounting Officer.

 Each Manager and Officer serves until his or her respective successor has been duly elected and qualified.

--------------------------------------------------------------------------------

The Statement of Additional Information for Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contains additional information about the Trustees and Officers, and is available without charge, upon request, by calling 1-800-842-9406.

                               INVESTMENT ADVISER
                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
             TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES



                                    CUSTODIAN
                               JPMORGAN CHASE BANK
                               New York, New York






This report is prepared for the general information of contract owners and is not an offer of units of Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities, or Tactical Aggressive Stock Account for Variable Annuities.

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors' units may be worth more or less than their original cost

Each Account files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may find these forms on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. These forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (toll free) 1-800-SEC-0330. Contract owners can also call the Accounts at 1-800-842-9406 to obtain information on Form N-Q.

A description of the policies and procedures that the Accounts use to determine how to vote proxies and information on how the Accounts voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is currently available. You may obtain these materials upon request and without charge by calling the Accounts (toll-free) at 1-800-842-9406.















VG-182 (Semi-Annual) (06-05) Printed in U.S.A.

ITEM 2.     CODE OF ETHICS.

            Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS

            Please see the schedule of investments contained in the report to shareholders included under item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.

            Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Managers since the accounts last provided disclosure in response to this item.

ITEM 11.    CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3
                  (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

            (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT

            (b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Growth and Income Stock Account For Variable Annuities

Tactical Short Term Bond Account For Variable Annuities

Tactical Aggressive Stock Account For Variable Annuities

By:    /s/ Elizabeth M. Forget
       Elizabeth M. Forget
       Chairman of the Board
       Chief Executive Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account For Variable Annuities


Date August 26, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Elizabeth M. Forget
       Elizabeth M. Forget
       Chairman of the Board
       Chief Executive Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account For Variable Annuities


Date August 26, 2005

By:    /s/ Alan C. Leland Jr.
       Alan C. Leland Jr.
       Principal Accounting Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account For Variable Annuities


Date August 26, 2005